Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (18,570,317)	$ (2,958,068)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	38,521	19,656
Debt discount amortization	0	124,185
Stock-based compensation expense	369,987	64,463
Warrant issued for technology license fee	209,825	0
Gain on debt extinguishment	(172,056)	0
Changes in assets and liabilities:
Grant funds and other receivables	133,657	(114,060)
Prepaid expenses and other current assets	(16,270)	(24,702)
Accounts payable and accrued expenses	6,810,233	137,956
Total adjustments	7,373,897	207,498
Net cash used in operating activities	(11,196,420)	(2,750,570)
Cash flows from investing activities:
Purchase of equipment	(47,718)	(156,791)
Net cash used in investing activities	(47,718)	(156,791)
Cash flows from financing activities:
Net proceeds from sale of common stock and warrants	9,408,920	11,158,496
Net proceeds from warrant exercises	3,404,156	2,500
Net proceeds from warrant exercise	0	300,000
Net proceeds from issuance of note payable	0	170,200
Net proceeds from bridge financing	0	888,500
Repurchase of preferred stock	(1,000)	0
Principal repayment of note payable	(27,864)	(11,880)
Net cash provided by financing activities	12,784,212	12,507,816
Net increase in cash and cash equivalents	1,540,074	9,600,455
Cash and cash equivalents at beginning of period	9,883,796	283,341
Cash and cash equivalents at end of period	$ 11,423,870	$ 9,883,796